Transactions with Related Parties, Fees from Management Agreement (Details) - Related Party [Member] - Seanergy Management [Member] - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Transactions with Related Parties [Abstract]
Commercial services	[1]	$ 135	$ 158
Sale of vessel services	[2]	152	160
Total		$ 287	$ 318

[1]	included in “Vessel revenue, net” (Note 13) in the accompanying unaudited interim condensed consolidated statement of operations
[2]	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying unaudited interim condensed consolidated statement of operations